Note 5 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 259,603	$ 224,643
Accumulated depreciation	174,547	151,560
Net	85,056	73,083
Land [Member]
Cost	2,521	2,520
Accumulated depreciation
Net	2,521	2,520
Building [Member]
Cost	10,456	10,366
Accumulated depreciation	4,701	4,529
Net	5,755	5,837
Vehicles [Member]
Cost	60,227	52,497
Accumulated depreciation	37,934	33,739
Net	22,293	18,758
Furniture and Fixtures [Member]
Cost	64,003	54,194
Accumulated depreciation	44,565	37,807
Net	19,438	16,387
Computer Equipment [Member]
Cost	93,007	81,516
Accumulated depreciation	69,309	59,896
Net	23,698	21,620
Leasehold Improvements [Member]
Cost	29,389	23,550
Accumulated depreciation	18,038	15,589
Net	$ 11,351	$ 7,961